Income Taxes (Details) - Schedule of Reconciliation of the Income Tax Provision - CAD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Schedule of Reconciliation of the Income Tax Provision [Abstract]
Loss before income taxes	$ (51,424,409)	$ (73,418,745)	$ (48,856,993)
Income taxes at the Canadian statutory tax rate of 26.50% (26.50% in 2022 and 26,50% in 2021)	(13,760,987)	(19,455,967)	(12,947,103)
Tax effect from:
Effect of differences in tax rates in other jurisdictions	903,064	659,121	497,913
Non-deductible items	574,922	8,131,886	1,980,532
Tax losses and deductible temporary differences for which no deferred income tax assets is recognized	11,436,187	10,696,915	10,643,020
Adjustment in respect of prior years	846,814	(31,954)	(172,895)
Other			(1,467)
Income tax expense (recovery)